Taxes - Schedule of Net Deferred Tax Assets and Liabilities (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Net Deferred Tax Assets and Liabilities [Abstract]
Allowance for credit loss	$ 2,421	$ 3,460
Inventories valuation allowance	12,676	2,709
Operating lease liabilities	5,012
Deferred tax assets	20,109	6,169
Right-of-use asset	(5,720)
Depreciation	(235,940)	(253,062)
Deferred tax liabilities	(241,660)	(253,062)
Net deferred tax liabilities	$ (221,551)	$ (246,893)